UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

1270 Hillcrest Avenue,                        Pasadena, CA 91106

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

626-484-5744

Date of fiscal year end:

3/31

Date of reporting period: 6/30/10

Item 1.  Schedule of Investments.

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)		June 30, 2010
Shares	Security	Fair Value
	COMMON STOCK - 93.25%
	AGRICULTURE - 5.16%
35,000	Cadiz, Inc. *	$ 422,450
26,000	Tejon Ranch Co. *	600,080
		1,022,530
	BEVERAGES - 2.58%
110,000	Heckmann Corp. *	510,400

	CROP PREPARATION SERVICES - 5.71%
2,100	JG Boswell Co.	1,131,900

	ELECTRICAL COMPONENT & EQUIPMENT - 0.23%
330,000	Entech Solar, Inc. *	45,540

	ENGINEERING & CONSTRUCTION - 2.21%
18,000	Layne Christensen Co. *	436,860

	ENVIRONMENTAL CONTROL - 20.46%
73,000	Calgon Carbon Corp. *	966,520
6,000	Duoyuan Global Water, Inc. - ADR *	105,600
285,000	Energy Recovery, Inc. *	1,140,000
25,500	Hyflux Ltd.	58,140
86,000	Met-Pro Corp.	925,360
40,000	Nalco Holding Co.	818,400
2,000	Tetra Tech, Inc. *	39,220
		4,053,240
	FARM & MACHINERY EQUIPMENT - 2.48%
10,000	Toro Co.	491,200

	HEALTHCARE-PRODUCTS - 0.42%
5,000	Cantel Medical Corp.	83,500

	HOUSEHOLD PRODUCTS / WARES - 0.01%
10,000	Eco-Safe Systems USA, Inc. *	1,300

	INDUSTRIAL MEASUREMENT INSTRUMENTS - 10.52%
1,500	Itron, Inc. *	92,730
21,250	Mesa Laboratories, Inc.	510,425
53,809	OI Corp.	406,796
37,500	Watts Water Technologies, Inc.	1,074,750
		2,084,701
The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2010
Shares	Security	Fair Value
	MACHINERY - DIVERSIFIED - 4.89%
26,000	Gorman-Rupp Co.	$ 651,300
10,000	Lindsay Corp.	316,900
		968,200
	METAL FABRICATE - 8.70%
250,000	Mueller Water Products, Inc. - Cl. A	927,500
40,000	Northwest Pipe Co. *	760,000
500	Valmont Industries, Inc.	36,330
		1,723,830
	MISCELLANEOUS MANUFACTURING - 6.30%
18,000	Ameron International Corp.	1,085,940
50,000	Reddy Ice Holdings, Inc. *	161,500
		1,247,440
	SPECIAL INDUSTRY MACHINERY - 3.81%
190,000	Entegris, Inc. *	754,300

	WATER SUPPLY - 19.77%
5,000	American States Water Co.	165,700
21,000	American Water Works Co.	432,600
40,000	Aqua America, Inc.	707,200
5,550	Artesian Resources Corp. - Class A	102,453
4,000	California Water Service Group	142,800
5,000	Cascal NV	33,500
3,000	Connecticut Water Service, Inc.	63,060
85,000	Consolidated Water Co. Ltd. - ADR	967,300
4,931	Pennichuck Corp.	108,630
23,000	SJW Corp.	539,120
25,500	Veolia Environnement - ADR	595,935
4,000	York Water Co.	56,800
		3,915,098

	TOTAL COMMON STOCK	18,470,039
	( Cost - $22,923,808)

	PREFERRED STOCK - 5.42%
	BEVERAGES - 5.42%
47,000	Glacier Water Trust I, Inc., 9.0625%	1,073,950
	TOTAL PREFERRED STOCK
	( Cost - $1,120,280)

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2010
Shares	Security	Fair Value
	SHORT-TERM INVESTMENT - 1.60%
316,499	Dreyfus Institutional Reserve Money Fund- Premier Shares, 0.00% (a)	$ 316,499
	TOTAL SHORT-TERM INVESTMENT
	( Cost - $316,499)

	TOTAL INVESTMENTS - 100.27%
	( Cost - $24,360,587)	19,860,488
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.27%)	(53,722)
	NET ASSETS - 100.00%	$ 19,806,766

* Non-Income producing security.
(a) Rate shown is the rate in effect at June 30, 2010.
ADR - American Depositary Receipt.

At June 30, 2010, net unrealized appreciation (depreciation) on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 520,477
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(5,020,576)
Net unrealized depreciation		$ (4,500,099)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)				June 30, 2010
Shares	Security			Fair Value
	COMMON STOCK - 41.78%
	AEROSPACE/DEFENSE - 1.36%
2,500	General Dynamics Corp.			$ 146,400

	BEVERAGES - 2.32%
5,000	Coca-Cola Co.			250,600

	COMMERCIAL SERVICES - 2.41%
10,000	Paychex, Inc.			259,700

	CONSUMER PRODUCTS - 1.69%
3,000	Kimberly-Clark Corp.			181,890

	ELECTRIC - 4.62%
15,000	Otter Tail Corp.			289,950
10,000	Unitil Corp.			209,100
				499,050
	FOOD - 3.32%
10,000	Campbell Soup Co.			358,300

	INVESTMENT MANAGEMENT - 3.06%
2,500	Greenhill & Co.			152,825
4,000	T. Rowe Price Group, Inc.			177,560
				330,385
	MEDICAL - 9.63%
10,000	Abbott Laboratories			467,800
10,000	Eli Lilly & Co.			335,000
4,000	Johnson & Johnson			236,240
				1,039,040
	OIL & GAS - 3.85%
2,500	Chevron Corp.			169,650
5,000	ConocoPhillips			245,450
				415,100
	RETAIL - RESTAURANTS - 2.44%
4,000	McDonald's Corp.			263,480

	SEMICONDUCTORS - 1.80%
10,000	Intel Corp.			194,500

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				June 30, 2010
Shares	Security			Fair Value
	TELECOMMUNICATIONS - 5.28%
10,000	AT&T, Inc.			$ 241,900
10,000	QUALCOMM, Inc.			328,400
				570,300

	TOTAL COMMON STOCK			4,508,745
	( Cost - $4,695,099)

	PREFERRED STOCK - 3.37%
	PIPELINES - 3.37%
10,000	El Paso Energy Capital Trust I, 4.75%			363,400
	TOTAL PREFERRED STOCK
	( Cost - $269,566)

	REAL ESTATE INVESTMENT TRUSTS - 27.43%
	APARTMENTS - 3.78%
17,700	Apartment Investment & Management Co. - Preferred, 7.75%			407,808

	HEALTH CARE - 2.33%
12,500	Senior Housing Properties Trust			251,375

	DIVERSIFIED - 11.03%
5,700	Colonial Properties Trust, 8.125%			139,308
17,500	Entertainment Properties Trust - Convertible Preferred, 5.75%			299,054
5,000	Gladstone Commercial Corp.			81,700
35,000	Investors Real Estate Trust			309,050
10,100	Lexington Realty Trust - Convertible Preferred, 6.50%			361,378
				1,190,490
	OFFICE PROPERTY - 5.16%
30,000	Common Wealth REIT			557,100

	WAREHOUSE - 5.13%
75,000	Monmouth Real Estate Investment Corp.			554,250

	TOTAL REAL ESTATE INVESTMENT TRUSTS			2,961,023
	( Cost - $2,795,625)

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				June 30, 2010
Par Value	Security			Fair Value

	BONDS & NOTES - 23.39%
	MORTGAGE BACKED SECURITIES - 1.44%
$ 149,117	Freddie Mac REMICS, 5.75%, Due 7/15/35			$ 155,583

	SEMICONDUCTORS - 1.55%
176,000	Intel Corp., 2.95%, Due 12/15/35			166,968

	SOFTWARE - 2.28%
250,000	Microsoft Corp., 0.00%, Due 6/15/13 - 144A			246,563

	U.S. TREASURY BONDS - 18.12%
400,000	U.S. Treasury TIP Bond, 1.625%, Due 1/15/18			438,739
500,000	U.S. Treasury TIP Bond, 1.75%, Due 1/15/28			528,181
300,000	U.S. Treasury TIP Bond, 1.875%, Due 7/15/15			360,213
500,000	U.S. Treasury TIP Bond, 2.00%, Due 1/15/14			628,488
				1,955,621

	TOTAL BONDS & NOTES			2,524,735
	( Cost - $2,431,653)

Shares	SHORT-TERM INVESTMENTS - 4.54%
490,132	Dreyfus Institutional Reserve Money Fund -Premier Shares, 0.00% (a)
	TOTAL SHORT-TERM INVESTMENTS			490,132
	( Cost - $490,132)

	TOTAL INVESTMENTS - 100.51%
	( Cost - $10,682,075)			10,848,035
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.51%)			(55,226)
	NET ASSETS - 100.00%			$ 10,792,809

* Non-Income producing security.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
REMIC - Real Estate Mortgage Investment Conduit
TIP - Treasury Inflation Protected
(a) Rate Shown is the rate in effect at June 30, 2010

At June 30, 2010, net unrealized appreciation (depreciation) on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:				$ 612,283
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:				(446,323)
Net unrealized appreciation				$ 165,960

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				June 30, 2010

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2010 for the Fund’s assets and liabilities measured at fair value:

PFW Water Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 18,470,039	-	-	$ 18,470,039
Preferred Stock	$ 1,073,950	-	-	$ 1,073,950
Short-Term Investments	$ 316,499	-	-	$ 316,499
Total	$ 19,860,488	$ -	$ -	$ 19,860,488

Montecito Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,508,745	$ -	$ -	$ 4,508,745
Preferred Stock	363,400	-	-	363,400
Real Estate Investment Trusts	2,961,023	-	-	2,961,023
Bonds & Notes	-	2,524,735	-	2,524,735
Short-Term Investments	490,132	-	-	490,132
Total	$ 8,323,300	$ 2,524,735	$ -	$ 10,848,035

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

/s/  Richard Capalbo

       Richard Capalbo, CEO / CFO

Date

8/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/   Richard Capalbo

       Richard Capalbo, CEO / CFO

Date

8/24/10